Fees Summary	Oct. 31, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 5,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	690,500.00
Total Offset Amount	0.00
Net Fee	$ 690,500.00
Narrative - Max Aggregate Offering Amount | shares	5,000,000,000
Final Prospectus	true